Schedule of other receivables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Employee Advance and Others [Member]
Defined Benefit Plan Disclosure [Line Items]
Other receivables, net	$ 38,028	$ 4,596
Tax Recoverable [Member]
Defined Benefit Plan Disclosure [Line Items]
Other receivables, net	12,813
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Other receivables, net	$ 50,841	$ 4,596